Long-Term Debt - Required Annual Loan Payments (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
2026	$ 133,162
2027	301,715
2028	119,089
2029	191,456
2030	399,776
Thereafter	1,419,474
Total	$ 2,564,672	$ 2,598,320